TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	TRADE PAYABLES

	As of December 31,
	2023	2022
Current
Expenses accrual	68,015	50,114
Suppliers (1)	48,481	35,754
Advanced payments from customers	8,049	3,529
TOTAL	124,545	89,397

(1)As of December 31, 2023 and 2022, the Company has 177 and 574 as outstanding balances with related parties (see note 24.1).

	As of December 31,
	2023	2022
Non current
Expenses accrual	2,981	5,445
TOTAL	2,981	5,445